Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Schedule of Other Current Assets

	December 31,
($ thousands)	2018	2017
Customer financing receivables, net	170,273	151,360
Other receivables	61,055	65,891
Value-added tax receivable	60,232	49,962
Contract assets	58,739	—
Prepaid royalties	52,712	59,596
Prepaid expenses	47,781	30,977
Other	53,269	49,734
	504,061	407,520

Schedule of Other Non-Current Assets

	December 31,
($ thousands)	2018	2017
Upfront license fees, net:
Italian Scratch & Win	992,333	1,145,998
Italian Lotto	677,564	812,304
New Jersey	91,970	100,730
Indiana	13,247	14,642
	1,775,114	2,073,674

Customer financing receivables, net	88,354	74,898
Contract assets	69,691	—
Prepaid royalties	64,598	103,322
Prepaid income taxes	25,942	72,176
Other	85,265	103,883
	2,108,964	2,427,953
The upfront license fees are being amortized as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2010
Italian Scratch & Win extension	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Schedule of Customer Financing Receivables, net and Activity in the Allowance for Credit Losses

	December 31, 2018
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	196,831	(26,558)	170,273
Non-current	91,005	(2,651)	88,354
	287,836	(29,209)	258,627

	December 31, 2017
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	167,985	(16,625)	151,360
Non-current	77,847	(2,949)	74,898
	245,832	(19,574)	226,258

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2018	2017	2016
Balance at beginning of year	(19,574)	(7,856)	(3,888)
Provisions, net	(10,131)	(5,236)	(4,481)
Amounts written off as uncollectible	317	—	—
Foreign currency translation	179	(159)	513
Other	—	(6,323)	—
Balance at end of year	(29,209)	(19,574)	(7,856)